Marketable securities - Changes in Carrying Amounts (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Gross realized gains		$ 0	$ 6	$ 0
Gross realized losses		0	0	0
Gross Unrealized gains		0	0	333
Gross Unrealized losses		(427)	(851)	0
Gross proceeds from sales		0	307	0
Recognition and purchases		0	821	416
Gain/(loss) reclassified into income		(741)	131	0
Petromena
Gain (Loss) on Investments [Line Items]
Gross realized gains			6	0
Gross realized losses			0	0
Gross Unrealized gains			0	0
Gross Unrealized losses			0	0
Gross proceeds from sales			10	0
Recognition and purchases			0	0
Gain/(loss) reclassified into income			0	0
Sapura Kencana
Gain (Loss) on Investments [Line Items]
Gross realized gains		0	0	0
Gross realized losses		0	0	0
Gross Unrealized gains		0	0	333
Gross Unrealized losses		(97)	(456)	0
Gross proceeds from sales		0	297	0
Recognition and purchases		0	0	416
Gain/(loss) reclassified into income	$ 131	(167)	131	$ 0
Seadrill Partners - Common Units
Gain (Loss) on Investments [Line Items]
Gross realized gains		0
Gross realized losses		0
Gross Unrealized gains		0
Gross Unrealized losses		(330)
Gross proceeds from sales		0
Recognition and purchases		0
Gain/(loss) reclassified into income		(574)
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Gross realized gains			0
Gross realized losses			0
Gross Unrealized gains			0
Gross Unrealized losses		$ (151)	(395)
Gross proceeds from sales			0
Recognition and purchases			821
Gain/(loss) reclassified into income			$ 0